TAXES	12 Months Ended
Dec. 31, 2019
10. TAXES
(a)	Corporate Income Taxes (“CIT”)

Cayman Island

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

BVI

Yi Xin BVI is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Boya Hong Kong is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Boya Hong Kong did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2019, 2018 and 2017, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. China Liberal Beijing, the Company’s main operating subsidiary in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2016, which is valid for three years. In December 2019, China Liberal Beijing successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 2022. EIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for fiscal 2019,2018 and 2017 were reported at a reduced rate of 15% as a result of China Liberal Beijing being approved as a HNTE. The impact of the tax holidays noted above decreased corporate income taxes by $101,398, $105,864 and $100,549 for the years ended December 31, 2019, 2018 and 2017, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.02, $0.02 and $0.02 for the years ended December 31, 2019, 2018 and 2017, respectively.

The components of the income tax provision are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	156,038	167,813	158,109
	$156,038	$167,813	$158,109
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
	-	-	-
Income tax provision	$156,038	$167,813	$158,109

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2019, 2018 and 2017:

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
China Income tax statutory rate	25.0%	25.0%	25.0%
Permanent difference	0.4%	0.4%	0.3%
Changes in valuation allowance (1)	10.9%	0.0%	0.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effective tax rate	26.3%	15.4%	15.3%

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(1)	Changes in valuation allowance related to a full valuation allowance against the deferred tax assets derived from the net operating loss from the Company’s subsidiary Boya Hong Kong in 2019.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2019, all of the Company’s tax returns for its PRC Subsidiary remain open for statutory examination by PRC tax authorities.

(b)	Taxes payable

Taxes payable consist of the following:

	December 31, 2019	December 31, 2018
Income tax payable	$257,125	$14,744
Value added tax payable	144,108	225,966
Other taxes payable	3,220	3,432
Total taxes payable	$404,453	$244,142